DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands, lb in Millions	1 Months Ended	12 Months Ended
	Jul. 30, 2022 CAD ($) lb $ / Pound	Dec. 31, 2023 CAD ($)	Jun. 30, 2022 $ / Pound
Copper collar contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options		$ 1,041
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options		2,004
Copper price collar contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper | lb	35
Strike price | $ / Pound	4		3.75
Proceeds from copper collar contracts	$ 9,880	$ 22,539